Taxes on Income (Details) - Schedule of taxes on income (tax benefits), domestic and foreign - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Taxes On Income Tax Benefits Domestic And Foreign Abstract
Current taxes	$ 11,119	$ (1,171)	$ 16
Deferred taxes	9,281	1,493	1,344
Domestic taxes, total	20,400	322	1,360
Current taxes	1,500	621	194
Deferred taxes	665	(1,078)	(2)
Foreign taxes, total	2,165	(457)	192
Taxes on income	$ 22,565	$ (135)	$ 1,552